American Century Investments®
Quarterly Portfolio Holdings
Global Gold Fund
September 30, 2024

Global Gold - Schedule of Investments
SEPTEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.3%
Australia — 15.2%
Capricorn Metals Ltd.(1)	2,650,500	10,430,344
Evolution Mining Ltd.	3,729,297	11,881,384
Gold Road Resources Ltd.	1,912,900	2,245,510
Northern Star Resources Ltd.	3,129,017	34,276,023
Perseus Mining Ltd.	8,815,500	15,757,307
Ramelius Resources Ltd.	4,863,000	7,322,652
Regis Resources Ltd.(1)	6,140,200	8,596,891
Resolute Mining Ltd.(1)	10,272,400	5,221,170
West African Resources Ltd.(1)	6,196,700	7,347,214
Westgold Resources Ltd.	3,564,100	6,545,777
Westgold Resources Ltd. (Toronto)(1)	608,595	1,084,487
		110,708,759
Canada — 47.9%
Agnico Eagle Mines Ltd.	496,973	40,036,145
Alamos Gold, Inc., Class A	1,312,600	26,173,244
Aris Mining Corp.(1)(2)	775,800	3,590,897
Aya Gold & Silver, Inc.(1)	151,500	1,971,533
B2Gold Corp.	5,639,700	17,370,276
Barrick Gold Corp.	1,508,220	29,998,496
Calibre Mining Corp.(1)	2,814,700	5,431,895
Centerra Gold, Inc.	524,300	3,764,245
Culico Metals, Inc.(1)	149,940	11,087
Dundee Precious Metals, Inc.(2)	1,390,600	14,086,451
Eldorado Gold Corp.(1)	299,700	5,205,789
Endeavour Silver Corp.(1)	549,800	2,166,212
Fortuna Mining Corp.(1)	818,100	3,787,803
Franco-Nevada Corp.	201,300	25,011,525
IAMGOLD Corp.(1)	3,291,800	17,216,114
K92 Mining, Inc.(1)	1,539,000	8,955,547
Kinross Gold Corp.	3,324,557	31,117,853
Lundin Gold, Inc.	223,800	4,840,216
New Gold, Inc.(1)	2,156,900	6,211,872
Novagold Resources, Inc.(1)	579,200	2,385,407
OceanaGold Corp.	4,994,900	14,145,046
Orla Mining Ltd.(1)(2)	394,500	1,586,809
Osisko Gold Royalties Ltd.	519,900	9,623,349
Pan American Silver Corp.	946,263	19,748,509
Silvercorp Metals, Inc.(2)	1,024,700	4,462,629
SSR Mining, Inc.	139,400	791,792
Torex Gold Resources, Inc.(1)	692,764	13,220,628
Triple Flag Precious Metals Corp.(2)	153,700	2,488,839
Victoria Gold Corp./Vancouver(1)(2)	473,000	167,873
Wheaton Precious Metals Corp.	546,400	33,374,112
		348,942,193
China — 6.7%
Zhaojin Mining Industry Co. Ltd., H Shares	5,295,000	9,307,059
Zijin Mining Group Co. Ltd., H Shares	17,790,000	39,718,795
		49,025,854

Peru — 0.5%
Cia de Minas Buenaventura SAA, ADR	269,400	3,728,496
South Africa — 11.7%
Anglogold Ashanti PLC	1,043,876	27,798,418
DRDGOLD Ltd., ADR	515,400	4,968,456
Gold Fields Ltd., ADR	1,753,100	26,910,085
Harmony Gold Mining Co. Ltd., ADR	2,075,900	21,111,903
Impala Platinum Holdings Ltd.(1)	391,800	2,195,934
Northam Platinum Holdings Ltd.(2)	404,500	2,555,540
		85,540,336
United Kingdom — 6.4%
Centamin PLC	8,145,500	15,965,342
Endeavour Mining PLC	934,604	22,210,191
Hochschild Mining PLC(1)	1,515,200	3,724,808
Pan African Resources PLC	10,524,300	4,483,624
		46,383,965
United States — 10.9%
Coeur Mining, Inc.(1)	350,200	2,409,376
Hecla Mining Co.	1,087,400	7,252,958
Newmont Corp.	793,580	42,416,851
Royal Gold, Inc.	194,421	27,277,266
		79,356,451
TOTAL COMMON STOCKS (Cost $392,595,042)		723,686,054
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	44,683	44,683
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,819,773	1,819,773
		1,864,456
Repurchase Agreements — 0.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 9/30/27, valued at $270,507), in a joint trading account at 4.82%, dated 9/30/24, due 10/1/24 (Delivery value $265,492)		265,457
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 1/15/27, valued at $3,234,512), at 4.84%, dated 9/30/24, due 10/1/24 (Delivery value $3,171,426)		3,171,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.75% - 3.625%, 1/31/25 - 5/31/28, valued at $1,083,467), at 4.82%, dated 9/30/24, due 10/1/24 (Delivery value $1,062,142)		1,062,000
		4,498,457
TOTAL SHORT-TERM INVESTMENTS (Cost $6,362,913)		6,362,913
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $398,957,955)		730,048,967
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,433,372)
TOTAL NET ASSETS — 100.0%		$728,615,595

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,027,175. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,307,126, which includes securities collateral of $2,487,353.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$110,708,759	—
Canada	$267,833,091	81,109,102	—
China	—	49,025,854	—
South Africa	80,788,862	4,751,474	—
United Kingdom	—	46,383,965	—
Other Countries	83,084,947	—	—
Short-Term Investments	1,864,456	4,498,457	—
	$433,571,356	$296,477,611	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.